Income Taxes - Components of Income Tax Expense (Benefit) from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010
Current tax expense (benefit):
Federal	$ 5,406	$ 3,179	$ (2,303)
State	2,220	2,250	2,537
Total current tax expense (benefit)	7,626	5,429	234
Deferred tax expense (benefit):
Federal	(1,098)	(287)	(281)
State	(936)	(489)	(41)
Total deferred tax expense (benefit)	(2,034)	(776)	(322)
Total income tax expense (benefit) from continuing operations	$ 5,592	$ 4,653	$ (88)